Equity and Warrants - Warrants activity (Details) - $ / shares		12 Months Ended
	Dec. 19, 2019	Dec. 31, 2020
Class of Stock [Line Items]
Warrants to purchase	403,101
Common Stock
Class of Stock [Line Items]
Beginning balance		2,095,074
Warrants granted		73,538
Warrants cancelled		2,168,612
Ending balance
Beginning balance, Weighted- Average Exercise Price		$ 2.02
Warrants granted, Weighted- Average Exercise Price		1.77
Warrants cancelled, Weighted- Average Exercise Price		$ 2.02
Ending balance, Weighted- Average Exercise Price
Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Beginning balance		965,157
Warrants granted		209,384
Warrants cancelled		1,174,541
Ending balance
Beginning balance, Weighted- Average Exercise Price		$ 4.39
Warrants granted, Weighted- Average Exercise Price		5.62
Warrants cancelled, Weighted- Average Exercise Price		$ 4.60
Ending balance, Weighted- Average Exercise Price